Segment information - Non-current assets by geographical area (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Non-current assets by geographical areas
Non-current assets other than financial instruments, deferred tax assets	€ 183,625	€ 190,167	€ 155,604
United States of America
Non-current assets by geographical areas
Non-current assets other than financial instruments, deferred tax assets	12,329	12,048	4,237
Americas other than USA
Non-current assets by geographical areas
Non-current assets other than financial instruments, deferred tax assets	3,023	3,812	3,276
Belgium
Non-current assets by geographical areas
Non-current assets other than financial instruments, deferred tax assets	85,150	91,690	67,865
Germany
Non-current assets by geographical areas
Non-current assets other than financial instruments, deferred tax assets	61,520	60,374	55,712
Poland
Non-current assets by geographical areas
Non-current assets other than financial instruments, deferred tax assets	12,000	11,640	12,756
Rest of Europe
Non-current assets by geographical areas
Non-current assets other than financial instruments, deferred tax assets	8,024	8,591	10,019
Asia-Pacific
Non-current assets by geographical areas
Non-current assets other than financial instruments, deferred tax assets	€ 1,578	€ 2,012	€ 1,739